Significant Related Party Transactions and Balances (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Hanwha TechM Co., Ltd. USD ($)	Dec. 31, 2013 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2011 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2011 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2013 Hanwha Chemical USD ($)	Dec. 31, 2013 Hanwha Chemical CNY	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha Chemical CNY	Dec. 31, 2013 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2013 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2011 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2013 Hanwha Corporation USD ($)	Dec. 31, 2013 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2011 Hanwha Corporation CNY	Dec. 31, 2013 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2013 Hanwha Q.Cells GmbH CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2013 Hanwha L&C Corporation USD ($)	Dec. 31, 2013 Hanwha L&C Corporation CNY	Dec. 31, 2012 Hanwha L&C Corporation CNY	Dec. 31, 2013 Q.Cells Japan USD ($)	Dec. 31, 2013 Q.Cells Japan CNY	Dec. 31, 2012 Q.Cells Japan CNY	Dec. 31, 2011 Q.Cells Japan CNY	Dec. 31, 2013 Hanwha International LLC. USD ($)	Dec. 31, 2013 Hanwha International LLC. CNY	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2013 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2013 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2011 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2013 Hancomm, Inc. USD ($)	Dec. 31, 2013 Hancomm, Inc. CNY	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2011 Hancomm, Inc. CNY	Dec. 31, 2013 Hanwha S&C Co., Ltd. USD ($)	Dec. 31, 2013 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2011 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2013 Q.Cells Korea USD ($)	Dec. 31, 2013 Q.Cells Korea CNY	Dec. 31, 2012 Q.Cells Korea CNY	Dec. 31, 2011 Q.Cells Korea CNY	Dec. 31, 2013 Q.Cells Canada USD ($)	Dec. 31, 2013 Q.Cells Canada CNY	Dec. 31, 2013 Hanwha Europe GmbH USD ($)	Dec. 31, 2013 Hanwha Europe GmbH CNY	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2011 Hanwha Europe GmbH CNY	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2013 Others USD ($)	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2011 Semiconductor Manufacturing International (Shanghai) Corporation CNY	Dec. 31, 2013 Hanwha Living And Creative Alabama USD ($)	Dec. 31, 2013 Hanwha Living And Creative Alabama CNY
Related Party Transaction [Line Items]
Advance paid to related parties			6,545	228,363			6,545			108,446				76,436				43,481
Purchase of raw materials from related party	67,756	410,174	152,911	266,807	16	98			6,440	116,943				86,735	136	823	68,792	63,129	35,705	216,146			15,798	95,633	4,080	13,597	82,314	63,241	2,504	15,160					10,358
Purchase of fixed assets from related party	3,948	23,902	3,586	30,026	3,948	23,902	3,586	30,026
Purchase of services from related party	10,527	63,729	44,386	41,858							1,163	7,041							14	85													3,367	20,379		5,081	30,760	27,147	8,177	811	4,911	14,993	27,235	91	553	2,246	5,876				570
Sales of products to related party	253,459	1,534,360	1,038,927	583,857							4	26	62	24,106					82	496	250,012	468,381							194,808	1,179,308	248,047	67	559	3,381	82,549													35,309	213,751	281,252	87,702	18,633	112,798	2,881	17,439	147,582	228	29,298	1,183	7,161	125	3,373
Commission fee for bank borrowings and long-term notes to related party	2,038	12,337	4,526								2,038	12,337	4,526
Processing services provided to related party	67,489	408,560																					67,489	408,560
Buildings leased from related party				4,291																																																											4,291
Borrowings from related party	13,177	79,771																															10,156	61,480																														3,021	18,291
Interest paid to related party	$ 115	697																															$ 115	697